United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/18

Date of Reporting Period: Quarter ended 11/30/17

Item 1.	Schedule of Investments

Federated Short-Intermediate Total Return Bond Fund
Portfolio of Investments
November 30, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—41.4%
		Basic Industry - Chemicals—0.0%
$50,000		RPM International, Inc., 6.50%, 2/15/2018	$50,443
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	106,737
		TOTAL	157,180
		Basic Industry - Metals & Mining—0.7%
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	748,553
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	52,304
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	1,000,913
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	449,105
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	515,007
		TOTAL	2,765,882
		Basic Industry - Paper—0.3%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,308,290
		Capital Goods - Aerospace & Defense—1.2%
500,000		Arconic, Inc., 5.87%, 2/23/2022	543,800
785,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	836,598
895,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	973,044
1,500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	1,490,990
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,399
40,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.151%, (3-month USLIBOR +1.735%), 2/15/2042	34,700
500,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	515,217
		TOTAL	4,419,748
		Capital Goods - Building Materials—0.1%
500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	498,920
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	89,055
		TOTAL	587,975
		Capital Goods - Construction Machinery—0.3%
1,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	1,045,440
		Capital Goods - Diversified Manufacturing—0.8%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	15,142
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,486
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	154,415
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	51,700
1,250,000		Johnson Controls International PLC, Sr. Unsecd. Note, 3.75%, 12/1/2021	1,297,220
365,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	361,406
1,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	1,016,186
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	73,021
		TOTAL	2,979,576
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	54,734
		Capital Goods - Packaging—0.1%
250,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	260,179
		Communications - Cable & Satellite—0.5%
180,000		CCO Safari II LLC, 3.579%, 7/23/2020	183,045
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,572,322
		TOTAL	1,755,367

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—0.2%
$195,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	$204,885
400,000	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	401,325
125,000	Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	128,158
100,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	104,659
	TOTAL	839,027
	Communications - Telecom Wireless—0.3%
200,000	American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	202,392
450,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	442,995
520,000	Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	545,529
	TOTAL	1,190,916
	Communications - Telecom Wirelines—1.1%
2,000,000	AT&T, Inc., Sr. Unsecd. Note, 1.75%, 1/15/2018	1,999,957
770,000	AT&T, Inc., Sr. Unsecd. Note, 2.85%, 2/14/2023	766,013
850,000	AT&T, Inc., Sr. Unsecd. Note, 3.20%, 3/1/2022	860,505
60,000	CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	62,378
95,000	Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	98,189
475,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	500,247
	TOTAL	4,287,289
	Consumer Cyclical - Automotive—2.1%
150,000	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	150,043
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.375%, 1/16/2018	1,250,712
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	1,003,175
2,000,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	2,005,459
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/13/2020	507,579
775,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	770,147
250,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	250,855
800,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	798,870
1,000,000	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,004,977
	TOTAL	7,741,817
	Consumer Cyclical - Lodging—0.2%
619,000	Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	669,294
75,000	Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	75,589
	TOTAL	744,883
	Consumer Cyclical - Retailers—0.8%
500,000	Advance Auto Parts, Inc., 4.50%, 12/1/2023	524,595
780,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 7/26/2022	771,817
320,000	AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	317,564
1,250,000	CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,257,978
	TOTAL	2,871,954
	Consumer Cyclical - Services—1.2%
1,250,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.50%, 11/28/2019	1,254,482
1,500,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 2/22/2023	1,483,489
500,000	Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	541,697
1,250,000	Visa, Inc., Sr. Unsecd. Note, 2.20%, 12/14/2020	1,249,797
	TOTAL	4,529,465
	Consumer Non-Cyclical - Food/Beverage—1.8%
430,000	Flowers Foods, Inc., Sr. Unsecd. Note, 4.375%, 4/1/2022	458,405
300,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	318,622
1,000,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,009,976

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$1,320,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.70%, 8/15/2022	$1,319,391
1,230,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	1,204,694
660,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	642,372
700,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	701,920
640,000	Tyson Foods, Inc., 2.65%, 8/15/2019	643,717
475,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	509,018
	TOTAL	6,808,115
	Consumer Non-Cyclical - Health Care—1.2%
750,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	750,496
1,625,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	1,615,003
140,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	144,709
750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	765,400
1,275,000	Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	1,276,786
	TOTAL	4,552,394
	Consumer Non-Cyclical - Pharmaceuticals—2.4%
1,500,000	Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	1,509,933
1,250,000	AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	1,257,131
1,000,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.00%, 3/12/2020	1,009,675
1,395,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	1,375,922
730,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	740,808
1,250,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	1,262,432
1,080,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	1,063,464
1,000,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	919,697
	TOTAL	9,139,062
	Consumer Non-Cyclical - Products—0.7%
720,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.45%, 8/1/2022	712,584
420,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	425,399
1,250,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	1,224,203
260,000	Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	259,088
	TOTAL	2,621,274
	Consumer Non-Cyclical - Supermarkets—0.3%
100,000	Kroger Co., Note, 6.80%, 12/15/2018	104,884
990,000	Kroger Co., Sr. Unsecd. Note, 2.80%, 8/1/2022	989,795
	TOTAL	1,094,679
	Consumer Non-Cyclical - Tobacco—0.5%
15,000	Altria Group, Inc., 9.25%, 8/6/2019	16,734
1,100,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.764%, 8/15/2022	1,092,022
50,000	Philip Morris International, Inc., 5.65%, 5/16/2018	50,881
673,000	Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	685,604
	TOTAL	1,845,241
	Energy - Independent—0.7%
500,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 4.85%, 3/15/2021	529,735
935,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	934,627
840,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.95%, 1/15/2023	836,168
250,000	Marathon Oil Corp., Sr. Unsecd. Note, 2.70%, 6/1/2020	248,887
	TOTAL	2,549,417
	Energy - Integrated—0.8%
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	530,890
600,000	Husky Energy, Inc., 4.00%, 4/15/2024	624,957

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$880,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	$912,010
750,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	781,875
125,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	130,313
		TOTAL	2,980,045
		Energy - Midstream—0.8%
1,200,000		Andeavor Logistics LP, Sr. Unsecd. Note, 3.50%, 12/1/2022	1,200,566
225,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	228,772
150,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	159,111
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	501,983
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	54,432
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	54,500
750,000		MPLX LP, Sr. Unsecd. Note, 5.50%, 2/15/2023	772,531
		TOTAL	2,971,895
		Energy - Oil Field Services—0.7%
1,400,000		Halliburton Co., Sr. Unsecd. Note, 3.80%, 11/15/2025	1,444,595
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	278,781
500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	481,250
300,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	285,750
		TOTAL	2,490,376
		Energy - Refining—0.2%
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	107,599
600,000	[1]	Phillips 66, Sr. Unsecd. Note, Series 144A, 2.109%, (3-month USLIBOR +0.750%), 4/15/2020	600,663
200,000		Valero Energy Corp., 9.375%, 3/15/2019	217,954
		TOTAL	926,216
		Financial Institution - Banking—8.8%
143,000		American Express Co., 2.65%, 12/2/2022	142,425
1,500,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.70%, 3/3/2022	1,508,439
930,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	936,735
335,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	335,777
980,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	987,043
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,000,295
500,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	539,176
1,825,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	1,848,602
1,100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,098,665
2,000,000		Canadian Imperial Bank of Commerce, 1.55%, 1/23/2018	2,000,047
250,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	250,367
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,214,511
300,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	300,892
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	53,827
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	742,566
500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	497,514
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	417,320
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.55%, 5/13/2021	249,410
670,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	662,862
100,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	107,674
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	497,570
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	515,151
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	271,978
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,251,319

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	$1,000,026
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,135,796
350,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	350,257
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	250,959
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	203,688
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,283,169
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	105,625
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	738,363
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	251,460
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,501,537
165,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.765%, (3-month USLIBOR +1.400%), 10/24/2023	169,597
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,133,244
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	522,718
1,000,000		PNC Bank, N.A., Series BKNT, 2.15%, 4/29/2021	991,452
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, 2.75%, 8/14/2022	1,095,640
700,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	703,600
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	756,331
750,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.61%, (3-month USLIBOR +1.230%), 10/31/2023	770,391
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	755,968
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 1/16/2018	1,499,801
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	373,100
		TOTAL	33,022,887
		Financial Institution - Broker/Asset Mgr/Exchange—0.6%
315,000		CBOE Holdings, Inc., 1.95%, 6/28/2019	313,451
1,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.95%, 4/1/2022	1,014,735
925,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	935,089
		TOTAL	2,263,275
		Financial Institution - Finance Companies—0.5%
420,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	434,660
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,250,378
405,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	403,908
		TOTAL	2,088,946
		Financial Institution - Insurance - Health—0.0%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	75,641
		Financial Institution - Insurance - Life—1.8%
500,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	520,979
1,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,627,342
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,097,673
500,000		MET Life Global Funding I, Series 144A, 1.75%, 9/19/2019	495,521
1,000,000		Mass Mutual Global Funding II, Series 144A, 2.00%, 4/15/2021	984,179
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	155,206
335,000		PRICOA Global Funding I, Series 144A, 2.45%, 9/21/2022	332,578
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,010,338
500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	510,959
		TOTAL	6,734,775
		Financial Institution - Insurance - P&C—1.1%
720,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	718,480
800,000		Chubb INA Holdings, Inc., 2.30%, 11/3/2020	801,342
50,000		Chubb Ltd., Sr. Unsecd. Note, 5.75%, 5/15/2018	50,878

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	$1,095,889
750,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	813,701
500,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	528,874
	TOTAL	4,009,164
	Financial Institution - REIT - Healthcare—0.2%
150,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	153,143
700,000	Healthcare Trust of America, 3.70%, 4/15/2023	718,759
	TOTAL	871,902
	Financial Institution - REIT - Office—0.1%
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	265,910
	Financial Institution - REIT - Other—0.1%
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	313,766
	Financial Institution - REIT - Retail—0.1%
190,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	194,111
100,000	Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	106,071
	TOTAL	300,182
	Sovereign—0.1%
475,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	509,637
	Technology—2.9%
1,150,000	Apple, Inc., Sr. Unsecd. Note, 1.55%, 8/4/2021	1,117,832
1,000,000	Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	1,016,170
333,000	BMC Software, Inc., 7.25%, 6/1/2018	337,163
490,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	511,835
630,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	611,801
1,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 2.85%, 10/15/2018	1,007,255
750,000	Intel Corp., 3.30%, 10/1/2021	776,918
1,000,000	Keysight Technologies, Inc., 3.30%, 10/30/2019	1,009,339
1,300,000	Microsoft Corp., 1.85%, 2/12/2020	1,295,527
1,250,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	1,253,509
1,000,000	Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	985,375
720,000	Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	741,323
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	157,101
	TOTAL	10,821,148
	Transportation - Railroads—0.1%
190,000	Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	190,414
	Transportation - Services—0.7%
500,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	498,899
1,500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,505,892
300,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	301,122
210,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	210,212
	TOTAL	2,516,125
	Utility - Electric—3.3%
500,000	AEP Texas, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 10/1/2022	491,535
850,000	Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.45%, 3/30/2022	846,873
870,000	Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	875,348
605,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	595,877
1,000,000	Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	975,059
460,000	Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	460,320
930,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	929,119

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$710,000		EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	$707,460
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	790,452
410,000		Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	400,932
460,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	463,961
440,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	440,353
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	251,998
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	477,071
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	135,545
1,000,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	974,012
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,058,796
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	315,826
1,250,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 2.45%, 6/15/2020	1,254,218
		TOTAL	12,444,755
		Utility - Natural Gas—1.0%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	107,905
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	626,655
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,221,178
250,000		Sempra Energy, Sr. Unsecd. Note, 2.85%, 11/15/2020	252,850
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	81,717
1,350,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.125%, 11/15/2019	1,347,511
		TOTAL	3,637,816
		TOTAL CORPORATE BONDS (IDENTIFIED COST $154,358,299)	155,584,779
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.7%
		Commercial Mortgage—1.7%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,317,582
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	417,325
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	184,236
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 4.093%, 6/10/2046	760,526
2,000,000		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	2,029,236
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	467,750
735,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	747,517
174,167		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	179,143
45,005		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	45,654
300,000		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	314,794
		TOTAL	6,463,763
		Government Agency—0.0%
65,017	[1]	Federal Home Loan Mortgage Corp. REMIC 3397, Class FC, 1.850%, (1-month USLIBOR +0.600%), 12/15/2037	65,551
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,554,816)	6,529,314
		MORTGAGE-BACKED SECURITIES—1.2%
		Federal National Mortgage Association—1.2%
2,815,432		Federal National Mortgage Association, Pool AS2976, 4.00%, 8/1/2044	2,964,653
1,530,153		Federal National Mortgage Association, Pool AW0029, 3.50%, 7/1/2044	1,575,480
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,536,083)	4,540,133
		U.S. TREASURIES—41.5%
6,318,960		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	6,290,578
5,268,900		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	5,243,394
5,000,000		United States Treasury Note, 0.75%, 8/31/2018	4,969,655

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
$7,500,000		United States Treasury Note, 1.00%, 3/15/2019	$7,429,692
15,000,000		United States Treasury Note, 1.125%, 2/28/2021	14,607,816
6,575,000		United States Treasury Note, 1.125%, 7/31/2021	6,364,788
11,000,000		United States Treasury Note, 1.125%, 8/31/2021	10,637,767
8,000,000		United States Treasury Note, 1.25%, 3/31/2021	7,808,993
8,500,000		United States Treasury Note, 1.375%, 3/31/2020	8,408,141
7,500,000		United States Treasury Note, 1.375%, 8/31/2020	7,398,382
5,000,000		United States Treasury Note, 1.375%, 9/15/2020	4,931,723
10,000,000		United States Treasury Note, 1.375%, 5/31/2021	9,785,160
23,500,000		United States Treasury Note, 1.625%, 12/31/2019	23,412,091
6,500,000		United States Treasury Note, 1.625%, 5/31/2023	6,306,016
3,000,000		United States Treasury Note, 1.75%, 5/31/2022	2,953,558
7,500,000		United States Treasury Note, 1.875%, 2/28/2022	7,434,287
4,000,000		United States Treasury Note, 1.875%, 3/31/2022	3,962,304
7,500,000		United States Treasury Note, 1.875%, 9/30/2022	7,408,873
3,000,000		United States Treasury Note, 2.00%, 2/28/2021	3,004,346
4,950,000		United States Treasury Note, 2.00%, 10/31/2022	4,918,674
2,500,000	[2]	United States Treasury Note, 2.125%, 6/30/2022	2,500,962
		TOTAL U.S. TREASURIES (IDENTIFIED COST $158,319,798)	155,777,200
	[3]	INVESTMENT COMPANIES—13.6%
563,729		Federated Bank Loan Core Fund	5,682,388
17,750,124		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.23%[4]	17,751,899
1,385,813		Federated Mortgage Core Portfolio	13,567,108
876,882		Federated Project and Trade Finance Core Fund	7,979,623
964,004		High Yield Bond Portfolio	6,179,266
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $51,914,190)	51,160,284
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $375,683,186)	373,591,710
		OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	2,180,695
		TOTAL NET ASSETS—100%	$375,772,405
At November 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[6]United States Treasury Long Bond Short Futures	25	$3,792,969	March 2018	$35,289
[6]United States Treasury Notes 10-Year Short Futures	125	$15,505,859	March 2018	$97,543
NET UNREALIZED APRECIATION ON FUTURES CONTRACTS				$132,832
The average notional value of short futures contracts held by the Fund throughout the period was $19,496,875. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
3	Affiliated holdings.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2017, were as follows:
	Balance of Shares Held 8/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2017	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
Federated Bank Loan Core Fund	556,498	7,231	—	563,729	$5,682,388	$(5,714)	$—	$73,037
Federated Institutional Prime Value Obligations Fund, Institutional Shares	21,183,150	30,793,996	(34,227,022)	17,750,124	$17,751,899	$(405)	$(1,878)	$64,325
Federated Mortgage Core Portfolio	1,375,990	9,823	—	1,385,813	$13,567,108	$(151,682)	$—	$96,459
Federated Project and Trade Finance Core Fund	867,018	9,864	—	876,882	$7,979,623	$(60,723)	$—	$89,773
High Yield Bond Portfolio	949,741	14,263	—	964,004	$6,179,266	$(48,053)	$—	$91,956
TOTAL OF AFFILIATED TRANSACTIONS	24,932,397	30,835,177	(34,227,022)	21,540,552	$51,160,284	$(266,577)	$(1,878)	$415,550
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$155,584,779	$—	$155,584,779
Collateralized Mortgage Obligations	—	6,529,314	—	6,529,314
Mortgage-Backed Securities	—	4,540,133	—	4,540,133
U.S. Treasuries	—	155,777,200	—	155,777,200
Investment Companies[1]	17,751,899	—	—	51,160,284
TOTAL SECURITIES	$17,751,899	$322,431,426	$—	$373,591,710
Other Financial Instruments[2]
Assets	$132,832	—	$—	$132,832
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$132,832	$—	$—	$132,832
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $33,408,385 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2018